Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, Par value		$ 0.0001
Starry, Inc [Member]
Common stock, Par value		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		150,024,203	150,024,203
Common Stock, Shares, Issued		37,178,873	36,155,835
Common Stock, Shares, Outstanding		37,178,873	36,155,835
Old Starry Common Stock
Common stock, Par value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	0	150,024,203
Common Stock, Shares, Issued	0	37,178,873
Common Stock, Shares, Outstanding	0	37,178,873
Class A Common Stock
Common stock, Par value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	800,000,000	800,000,000
Common Stock, Shares, Issued	153,393,876	0
Common Stock, Shares, Outstanding	153,393,876	0
Class X Common Stock
Common stock, Par value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Shares, Issued	9,268,335	0
Common Stock, Shares, Outstanding	9,268,335	0
Seed Series Convertible Preferred Stock [Member] | Starry, Inc [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		9,761,747	9,761,747
Preferred stock, shares issued		9,761,745	9,761,745
Preferred stock, shares outstanding		9,761,745	9,761,745
Preferred stock liquidation preference value		$ 7,000	$ 7,000
Series A Convertible Preferred Stock [Member] | Starry, Inc [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		16,852,283	16,852,283
Preferred stock, shares issued		16,852,283	16,852,283
Preferred stock, shares outstanding		16,852,283	16,852,283
Preferred stock liquidation preference value		$ 26,000	$ 26,000
Series B Convertible Preferred Stock [Member] | Starry, Inc [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,207,696	10,207,696
Preferred stock, shares issued		10,207,696	10,207,696
Preferred stock, shares outstanding		10,207,696	10,207,696
Preferred stock liquidation preference value		$ 30,000	$ 30,000
Series C Convertible Preferred Stock [Member] | Starry, Inc [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		19,965,160	19,965,160
Preferred stock, shares issued		19,965,160	19,965,160
Preferred stock, shares outstanding		19,965,160	19,965,160
Preferred stock liquidation preference value		$ 100,000	$ 100,000
Series D Convertible Preferred Stock [Member] | Starry, Inc [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		16,090,802	16,090,802
Preferred stock, shares issued		16,090,802	16,090,802
Preferred stock, shares outstanding		16,090,802	16,090,802
Preferred stock liquidation preference value		$ 125,000	$ 125,000
Series E Convertible Preferred Stock [Member] | Starry, Inc [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		19,299,164	19,299,164
Preferred stock, shares issued		18,751,311	0
Preferred stock, shares outstanding		18,751,311	0
Preferred stock liquidation preference value		$ 162,784	$ 162,784